Related Party Transactions and Balances - Partnership Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 08, 2019
Related Party Transaction [Line Items]
Revenues	$ 42,628,000	$ 117,764,000	$ 49,509,000
Expenses from transactions with related party	(2,535,000)	(6,298,000)	(32,346,000)
General and administrative	(8,811,000)	(18,162,000)	(31,340,000)
Interest expense	(46,744,000)	(38,695,000)	(25,882,000)
Losses on debt repurchases	0	(46,041,000)	0
Carrying amount of debt	3,178,950,000	3,097,742,000
Teekay Corporation | Brookfield
Related Party Transaction [Line Items]
Acquired common units				$ 17,300,000
Loans receivable				$ 25,000,000
Teekay Corporation | Brookfield | General Partner Interest
Related Party Transaction [Line Items]
Percentage of ownership interest acquired				49.00%
Teekay Corporation | Brookfield | Brookfield General Partner Interest
Related Party Transaction [Line Items]
Percentage of ownership interest acquired				100.00%
Teekay Corporation | Brookfield | Common Unit Interest
Related Party Transaction [Line Items]
Percentage of ownership interest acquired				13.80%
Line of Credit | Teekay Corporation And Brookfield
Related Party Transaction [Line Items]
Interest expense	(8,300,000.0)	(5,000,000)	0
Brookfield Promissory Note
Related Party Transaction [Line Items]
Accretion expense	31,500,000
Debt settlement amount	200,000,000
Carrying amount of debt	168,500,000
Early termination fee debt	12,000,000
2016 Teekay Promissory Note
Related Party Transaction [Line Items]
Interest expense			(14,600,000)
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Interest expense	(38,500,000)	(21,000,000)	0
Carrying amount of debt	700,000,000
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Interest expense		(10,000,000)	$ (5,300,000)
Accretion expense	$ 2,700,000	$ 2,200,000